Description of Business and Nature of Operations - Additional Information (Detail)	6 Months Ended
Jun. 30, 2022 Agreement Asset
Description Of Business And Nature Of Operations Line Items
Number of long-term purchase agreements | Agreement	31
Number of early deposit long-term purchase agreements | Agreement	3
Number of mining companies engaged in precious metal purchase agreements | Agreement	24
Number of currently operating mining assets	21
Number of mining assets under various stages of development	14
Number of countries operating mining assets	13
Number of mining assets placed in care and maintenance	3